LONG-TERM LOANS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2019
LONG-TERM LOANS AND OTHER BORROWINGS
LONG-TERM LOANS AND OTHER BORROWINGS

20. LONG-TERM LOANS AND OTHER BORROWINGS

Long-term loans and other borrowings consist of the following:

	Notes	2018	2019
Two-step loans	20a	751	542
Bonds and notes	20b	9,956	7,467
Bank loans	20c	18,748	21,167
Other borrowings	20d	1,950	3,113
Obligations under finance leases	13	2,338	—
Lease liabilities	13	—	12,554
Total		33,743	44,843

Scheduled principal payments as of December 31, 2019 are as follows:

			Year
	Notes	Total	2021	2022	2023	2024	Thereafter
Two-step loans	20a	542	178	141	125	98	—
Bonds and notes	20b	7,467	477	2,198	—	—	4,792
Bank loans	20c	21,167	7,145	3,464	5,852	2,312	2,394
Other borrowings	20d	3,113	852	853	862	460	86
Lease liabilities	13	12,554	3,453	2,959	2,281	1,437	2,424
Total		44,843	12,105	9,615	9,120	4,307	9,696

a.   Two-step loans

Two-step loans are unsecured loans obtained by the Government from overseas banks which are then re-loaned to the Company. Loans obtained up to July 1994 are payable in Rupiah based on the exchange rate at the date of drawdown. Loans obtained after July 1994 are payable in their original currencies and any resulting foreign exchange gain or loss is borne by the Company.

		2018		2019
		Outstanding		Outstanding
		Foreign currency	Rupiah	Foreign currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Overseas banks	Yen	4,607	602	3,839	491
	US$	13	188	9	120
	Rp	—	159	—	125
Total			949		736
Current maturities (Note 19b)			(198)		(194)
Long-term portion			751		542

		Principal payment	Interest payment	Interest rate per
Lenders	Currency	schedule	period	annum
Overseas banks	Yen	Semi-annually	Semi-annually	2.95%
	US$	Semi-annually	Semi-annually	3.85%
	Rp	Semi-annually	Semi-annually	8.38%

The loans were intended for the development of telecommunications infrastructure and supporting telecommunications equipment. The loans will be settled semi-annually and due on various dates through 2024.

The Company had used all facilities under the two-step loans program since 2008 and the withdrawal period for the two-step loans has ended.

Under the loan covenants, the Company is required to maintain financial ratios as follows:

i.    Projected net revenue to projected debt service ratio should exceed 1.2:1 for the two-step loans originating from Asian Development Bank (“ADB”).

ii.    Internal financing (earnings before depreciation and finance costs) should exceed 20% compared to annual average capital expenditures for loans originating from the ADB.

As of December 31, 2019, the Company has complied with the above-mentioned ratios.

b.   Bonds and notes

		2018		2019
		Outstanding		Outstanding
		Foreign currency	Rupiah	Foreign currency	Rupiah
Bonds and notes	Currency	(in millions)	equivalent	(in millions)	equivalent
Bonds
2010
Series B	Rp	—	1,995	—	1,995
2015
Series A	Rp	—	2,200	—	2,200
Series B	Rp	—	2,100	—	2,100
Series C	Rp	—	1,200	—	1,200
Series D	Rp	—	1,500	—	1,500
Medium Term Notes (“MTN”)
MTN I Telkom 2018
Series A	Rp	—	262	—	—
Series B	Rp	—	200	—	200
Series C	Rp	—	296	—	296
MTN Syariah Ijarah I Telkom 2018
Series A	Rp	—	264	—	—
Series B	Rp	—	296	—	296
Series C	Rp	—	182	—	182
Total			10,495		9,969
Unamortized debt issuance costs			(14)		(11)
Total			10,481		9,958
Current maturities (Note 19b)			(525)		(2,491)
Long-term portion			9,956		7,467

(i)   Bonds

2010

						Interest payment	Interest rate per
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	annum
Series B	1,995	The Company	IDX	June 25, 2010	July 6, 2020	Quarterly	10.20%

The bonds are not secured by specific security but by all of the Company’s assets, movable or non-movable, either existing or in the future (Note 12b.ix). The underwriters of the bonds are PT Bahana Securities (“Bahana”), PT Danareksa Sekuritas, and PT Mandiri Sekuritas, and the trustee is Bank CIMB Niaga. Based on the General Meeting of Bondholders on September 26, 2018, the trustee was replaced by BTN.

The Company received the proceeds from the issuance of bonds on July 6, 2010.

The funds received from the public offering of bonds net of issuance costs, were used to finance capital expenditures which consisted of wave broadband (bandwidth, softswitching, datacom, information technology, and others), infrastructure (backbone, metro network, regional metro junction, internet protocol, and satellite system), and to optimize legacy and supporting facilities (fixed wireline and wireless).

As of December 31, 2019, the rating of the bonds issued by PT Pemeringkat Efek Indonesia (“Pefindo”) is idAAA (Triple A).

Based on the Indenture Trusts Agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

(a)     Debt to equity ratio should not exceed 2:1.

(b)     EBITDA to interest ratio should not be less than 5:1.

(c)     Debt service coverage is at least 125%.

As of December 31, 2019, the Company has complied with the above-mentioned ratios.

2015

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

The bonds are not secured by specific security but by all of the Company’s assets, movable or non-movable, either existing or in the future (Note 12b.ix). The underwriters of the bonds are Bahana, PT Danareksa Sekuritas, PT Mandiri Sekuritas, and PT Trimegah Sekuritas Indonesia Tbk. and the trustee is Bank Permata.

The Company received the proceeds from the issuance of bonds on June 23, 2015.

The funds received from the public offering of bonds net of issuance costs, were used to finance capital expenditures which consisted of wave broadband, backbone, metro network, regional metro junction, information technology application and support, and merger and acquisition of some domestic and international entities.

As of December 31, 2019, the rating of the bonds issued by Pefindo is idAAA (Triple A).

Based on the Indenture Trusts Agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

(a)    Debt to equity ratio should not exceed 2:1.

(b)    EBITDA to interest ratio should not be less than 4:1.

(c)    Debt service coverage is at least 125%.

As of December 31, 2019, the Company has complied with the above-mentioned ratios.

(ii)  MTN

MTN I Telkom Year 2018

					Interest payment	Interest rate
Notes	Currency	Principal	Issuance date	Maturity date	period	per annum	Security
Series A	Rp	262	September 4, 2018	September 14, 2019	Quarterly	7.25%	All assets
Series B	Rp	200	September 4, 2018	September 4, 2020	Quarterly	8.00%	All assets
Series C	Rp	296	September 4, 2018	September 4, 2021	Quarterly	8.35%	All assets
		758

Based on Agreement of Issuance and Appointment of Monitoring Agents of MTN I Telkom Year 2018 dated August 31, 2018 as covered by notarial deed No. 24 of Fathiah Helmi, S.H., the Company issued MTN with the principal amount up to Rp758 billion in series.

Bahana, PT BNI Sekuritas, PT CGS-CIMB Sekuritas Indonesia, PT Danareksa Sekuritas, and PT Mandiri Sekuritas act as the Arranger, BTN as the Monitoring Agent and  PT Kustodian Sentral Efek Indonesia (“KSEI”) as the Payment Agent and the Custodian. The MTN are traded in private placement programs. The funds obtained from MTN are used for access network and backbone  development.

As of December 31, 2019, the rating of the MTN issued by Pefindo is idAAA (Triple A).

Under to the agreement, the Company is required to comply with all covenants or restrictions including maintaining financial ratios as follows:

(a)    Debt to equity ratio should not exceed 2:1.

(b)    EBITDA to interest ratio should not be less than 4:1.

(c)    Debt service coverage is at least 125%.

As of December 31, 2019, the Company has complied with the above-mentioned ratios.

MTN Syariah Ijarah I Telkom Year 2018

						Annual
				Maturity	Return	return
Notes	Currency	Principal	Issuance date	date	period	payment	Security
Series A	Rp	264	September 4, 2018	September 14, 2019	Quarterly	19	The Right to benefit of ijarah objects
Series B	Rp	296	September 4, 2018	September 4, 2020	Quarterly	24	The Right to benefit of ijarah objects
Series C	Rp	182	September 4, 2018	September 4, 2021	Quarterly	15	The Right to benefit of ijarah objects
		742				58

Based on Agreement of Issuance and Appointment of Monitoring Agents of MTN Syariah Ijarah Telkom Year 2018 dated August 31, 2018 as covered by notarial deed No. 26 of Fathiah Helmi, S.H., the Company issued MTN Syariah Ijarah with the principal amount up to Rp742 billion in series.

Bahana, PT BNI Sekuritas, PT CGS-CIMB Sekuritas Indonesia, PT Danareksa Sekuritas, and PT Mandiri Sekuritas act as the Arranger, BTN as the Monitoring Agent and  KSEI as the Payment Agent and the Custodian. The MTN Syariah Ijarah are traded in private placement programs. The funds obtained from MTN Syariah Ijarah are used for investment projects. The object of MTN Syariah Ijarah transaction is telecommunication network which is located in the special region of Yogyakarta, its network telecommunication involves cable network, information technology equipments, and other production tools of telecommunication services.

As of December 31, 2019, the rating of the MTN Syariah Ijarah issued by Pefindo is idAAA sy (Triple A Syariah).

Under to the agreement, the Company is required to comply with all covenants or restrictions including maintaining financial ratios as follows:

(a)    Debt to equity ratio should not excedd 2:1.

(b)    EBITDA to interest ratio should not be less than 4:1.

(c)    Debt service coverage is at least 125%.

As of December 31, 2019, the Company has complied with the above-mentioned ratios.

c.    Bank loans

		2018		2019
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
Bank Mandiri	Rp	—	4,546	—	7,611
BNI	Rp	—	6,826	—	5,898
BRI	Rp	—	1,248	—	1,758
BNI Syariah	Rp	—	—		52
Sub-total			12,620		15,319
Third parties
MUFG Bank	Rp	—	3,011	—	2,981
	US$	10	144	8	108
Syndication of banks	Rp	—	1,750	—	1,250
	US$	37	532	37	514
BCA	Rp	—	740	—	1,665
DBS	Rp	—	379	—	770
UOB Singapore	US$	49	710	40	556
PT Bank BTPN ("BTPN") (Previously Sumitomo)	Rp	—	661	—	537
Citibank	Rp	—	1,000	—	500
HSBC	Rp	—	—	—	500
Bank of China	Rp	—	—	—	500
ANZ	Rp	—	440	—	440
Bank CIMB Niaga	Rp	—	462	—	439
UOB	Rp	—	428	—	357
PT Bank ICBC Indonesia ("ICBC")	Rp	—	204	—	159
Exim Bank of Malaysia Berhad	MYR	23	81	8	28
Japan Bank for International Cooperation ("JBIC")	US$	3	45	—	—
Others	Rp	—	33	—	9
	MYR	13	46	11	38
Sub-total			10,666		11,351
Total			23,286		26,670
Unamortized debt issuance cost			(61)		(65)
Gain on debt restructuring			(5)		(4)
			23,220		26,601
Current maturities (Note 19b)			(4,472)		(5,434)
Long-term portion			18,748		21,167

Other significant information relating to bank loans as of December 31, 2019 is as follows:

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	per annum	Security**
BNI
2018 - 2019	GSD, the Company	Rp	2,342	31	2018 - 2026	Monthly, Quarterly	8.75%, 9.00%	Trade receivables and all assets
2013 - 2018	The Company, GSD, TLT, Sigma, Dayamitra, Telkom Infratel	Rp	8,112	3,779	2016 - 2033	Monthly, Quarterly	1 month JIBOR + 2.20% - 2.50%; 3 months JIBOR + 1.85% - 2.25%	Trade receivables, Inventory, and Property and equipment
Bank Mandiri
2017 - 2018	The Company, Telkomsel[a,b], Balebat	Rp	9,455	3,449	2018 - 2025	Monthly, Quarterly	8.50% - 9.00%	Trade receivables, Inventory, and Property and equipment
2017- 2019	GSD, Dayamitra, Telkomsel	Rp	3,763	255	2019 - 2026	Quarterly	3 months JIBOR + 0.60% - 1.85%	None
BRI
2019	The Company	Rp	2,000	48	2021 - 2026	Quarterly	9.00%	All assets
2017 - 2019	The Company, Dayamitra, GSD	Rp	1,253	195	2019 - 2025	Quarterly	3 months JIBOR + 1.85% - 2.00%	Property and equipment

				Current
			Total	period	Principal	Interest	Interest
			facility	payment	payment	payment	rate per
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	annum	Security**
MUFG Bank
2015 - 2018	GSD, Metra, Infomedia, Dayamitra	Rp	3,950	1,980	2016 - 2025	Quarterly	3 months JIBOR + 1.43% - 2.15%	Property and equipment and lease agreement
2018	TII	US$	0.01	0.002	2019 - 2022	Quarterly	3 months LIBOR + 1.25%	None
Syndication of Banks
2015	The Company, GSD	Rp	3,000	500	2016 - 2022	Quarterly	3 months JIBOR + 2.00%	All Assets
2018	TII	US$	0.09	—	2019 - 2024	Semi-annually	6 months LIBOR + 1.25%	None
Citibank
2018	The Company	Rp	1,000	500	2019 - 2020	Quarterly	8.50%	None

BCA
2016 - 2018	PST	Rp	805	102	2017 - 2024	Quarterly	10.00%-10.50%	Property and equipment
2017 - 2019	Metra, Dayamitra, Telkom Infratel	Rp	1,470	117	2018 - 2026	Quarterly	3 months JIBOR + 1.50% - 1.85%	Property and equipment
UOB Singapore
2016	TII	US$	0.06	0.009	2019 - 2024	Monthly	1 month LIBOR + 1.25%	None
BTPN
2015 - 2019	GSD, Metra, Infomedia, Dayamitra, TII	Rp	1.309	214	2016 - 2023	Quarterly	3 months JIBOR + 1.44% - 2.15%	None
Bank CIMB Niaga
2011	GSD	Rp	41	7	2012 - 2021	Monthly	9.75%	Property and equipment and lease agreement
2017 - 2019	GSD, Metra	Rp	695	108	2018 - 2024	Quarterly	3 months JIBOR + 1.50%	None

ANZ
2015 - 2017	GSD, PINS	Rp	500	—	2020	Quarterly	3 months JIBOR + 2.00%	None
UOB
2016	Dayamitra	Rp	500	71	2018 - 2024	Quarterly	3 months JIBOR + 2.20%	Property and equipment
DBS
2016	Nutech	Rp	6	1	2017 - 2021	Monthly	11.00%	Trade receivables and Property and equipment
2017 - 2019	PINS, Dayamitra,Telkomsat	Rp	1,030	108	2018 - 2026	Quarterly	3 months JIBOR + 1.50% - 1.85%	None
ICBC
2017	GSD	Rp	272	45	2017 - 2023	Quarterly	3 months JIBOR + 2.36%	Trade receivables and Property and equipment
Exim Bank of Malaysia Berhad
2016	TII	MYR	0.06	0.015	2017 - 2020	Monthly	ECOF + 1.89%	None
HSBC
2019	Telkomsel[a]	Rp	1,000	500	2019 - 2021	Monthly	1 month JIBOR + 0.60%	None
Bank of China
2019	Telkomsel[a]	Rp	1,000	500	2019 - 2021	Monthly	1 month JIBOR + 0.60%	None

*  In original currency

** Refer to Notes 6,8 and 12 for details of trade receivables, inventories, and property and equipment pledged as collaterals.

[a]  Telkomsel has no collateral for its bank loans, or other credit facilities. The terms of the various agreements with Telkomsel’s lenders and financiers require compliance with a number of covenants and negative covenants as well as financial and other covenants, which include, among other things, certain restrictions on the amount of dividends and other profit distributions which could adversely affect Telkomsel’s capacity to comply with its obligation under the facility. The terms of the relevant agreements also contain default and cross default clauses. As of December 31, 2019 Telkomsel has complied with the above covenants.

[b] Based on the latest amendment on December 11, 2018.

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as dividend distribution, obtaining new loans, and maintaining financial ratios. As of December 31, 2019, the Group has complied with all covenants or restrictions, except for certain loans. As of December 31, 2019, the Group obtained waiver from lenders for the non-fulfillment financial ratios except for the current ratios in Telkom Infratel. Waiver for Telkom Infratel received on January 27, 2020, as a result, as of December 31, 2019, bank loans from BCA amounting to Rp50 billion are reclassified as current liabilities.

On March 13, 2015, the Company, GSD, Metra, and Infomedia entered into several credit facilities agreements with BTPN, MUFG Bank, ANZ, and syndication of banks (BCA and BNI) with total facilities amounting to Rp750 billion, Rp750 billion, Rp500 billion, and Rp3,000 billion, respectively. Based on amendment on August 2, 2016, Dayamitra and Telkom Akses are included as borrowers into BTPN and MUFG Bank credit facilities agreement and excluded GSD from those agreement. Based on the latest amendment on March 13, 2017, PINS is included as one of borrower into ANZ's credit facility agreement. In 2017, PINS drawn down the facility amounted to Rp200 billion. As of December 31, 2019 the unused facilities for BTPN, MUFG Bank, and ANZ amounted to Rp82.5 billion, Rp82.5 billion, and Rp60 billion, respectively.

On March, 24, 2017, the Company, Dayamitra, Sigma, GSD, and TII entered several credit agreements with BRI, BNI, and Bank Mandiri with total facilities amounting to Rp1,000 billion, Rp2,005 billion, and Rp1,500 billion, respectively. As of December 31, 2019, the unused facility for BNI and Bank Mandiri amounted to Rp68 billion and Rp5 billion, respectively.

On March 30, 2017, the Company, GSD, Metra, Dayamitra, PINS, and Telkomsat entered into several credit agreements with MUFG Bank, BTPN, DBS, Bank CIMB Niaga, and BCA with total facilities amounting to Rp400 billion, Rp400 billion, Rp850 billion, Rp495 billion, and Rp850 billion, respectively. Based on amendment on June 29, 2017, Telkom Infratel is included as one of borrower into BCA's credit facility agreement to replace PINS. As of December 31, 2019, the unused facilities for MUFG Bank, BTPN, DBS, Bank CIMB Niaga, and BCA amounted to Rp79 billion, Rp79 billion, Rp420 billion, Rp20 billion, and Rp564 billion, respectively.

On March, 27, 2018, the Company and Dayamitra entered into several credit agreements with BRI, Bank Mandiri, and MUFG Bank with total facilities amounting to Rp200 billion, Rp775 billion, and Rp800 billion, respectively. As of December 31, 2019, all facilities has been used.

On January 15, 2019, the Company, Infomedia, TII, Telkom Infratel, Telkomsat, and Sigma entered into several agreements with BTPN with total facilities amounting to Rp628 billion. As of December 31, 2019, the unused facility for BTPN amounting to Rp538 billion.

On June 19, 2019, the Company and Dayamitra entered into a credit agreement with BNI with total facilities amounting to Rp2,160 billion and Rp840 billion, respectively. As of December 31, 2019, the unused facility for BNI amounting to Rp2,800 billion.

On July 8, 2019, the Company, PINS, and GSD entered into a credit agreement with Bank CIMB Niaga with total facilities amounting to Rp500 billion, Rp300 billion, and Rp200 billion, respectively. As of December 31, 2019, the unused facility for Bank CIMB Niaga amounting to Rp908 billion.

On November 21, 2019, the Company, Dayamitra, and GSD entered into a credit agreement with Bank Mandiri with total facilities amounting to Rp1,400 billion, Rp1,113 billion, and Rp200 billion, respectively. As of December 31, 2019, the unused facility for Bank Mandiri amounting to Rp2,069 billion.

These credit facilities were obtained by the Group for working capital purposes.

d.    Other borrowings

		Outstanding
Lenders	Currency	2018	2019
PT Sarana Multi Infrastruktur	Rp	2,250	3,748
Unamortized debt issuance cost		(6)	(8)
Total		2,244	3,740
Current maturities (Note 19b)		(294)	(627)
Long-term portion		1,950	3,113

i.   Dayamitra

			Total facility	Current period	Principal payment	Interest rate
	Borrower	Currency	(in billions)	payment (in billions)	schedule	per annum	Security
PT Sarana Multi
Infrastruktur
October 12, 2016	Dayamitra	Rp	700	100	Semi-annually (2018-2024)	3 months JIBOR + 1.85%	Property and equipment (Note 12)
March 29, 2017	Dayamitra	Rp	600	86	Semi-annually (2019-2025)	3 months JIBOR + 1.85%	Property and equipment (Note 12)

Under the agreement, Dayamitra is required to comply with all covenants or restrictions, including maintaining financial ratios as follows :

(a)   Debt to equity ratio should not exceed 5:1.

(b)   Net debt to EBITDA ratio should not exceed 4:1.

(c)   Debt service coverage is at least 100%.

As of December 31, 2019, Dayamitra has complied with the above-mentioned ratios.

ii.   The Company

					Principal
			Total facility	Current period	payment	Interest rate
	Borrower	Currency	(in billions)	payment (in billions)	schedule	per annum	Security
PT Sarana Multi Infrastruktur
November 14, 2018	The Company	Rp	1,000	110	Semi-annually (2019-2023)	8.35%	None
March 29, 2019	The Company	Rp	2,273	—	Semi-annually (2020-2024)	8.49%	None

Under the agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows :

(a)   Debt to equity ratio should not exceed 2:1.

(b)   EBITDA to interest ratio should not be less than 4:1.

(c)   Debt service coverage is at least 125%.

As of December 31, 2019, the Company has complied with the above-mentioned ratios.

iii.  Telkomsat

				Current period	Principal
			Total facility	payment	payment	Interest rate
	Borrower	Currency	(in billions)	(in billions)	schedule	per annum	Security
PT Sarana Multi Infrastruktur
March 29, 2019	Telkomsat	Rp	164	—	Semi-annually (2020-2024)	8.49%	None

Under the agreement, Telkomsat is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

(a)    Debt to equity ratio should not exceed 2:1.

(b)    EBITDA to interest ratio should not be less than 4:1.

(c)    Minimal debt service coverage at least 125%.

As of December 31, 2019, Telkomsat has complied with the above-mentioned ratios.

On March 29, 2019, the Company, Telkomsat, and Telkom Infratel entered into a credit agreement with PT Sarana Multi Infrastruktur amounting to Rp2,273 billion, Rp164 billion, and Rp563 billion, respectively. As of December 31, 2019, the unused facility for PT Sarana Multi Infrastruktur amounting to Rp1,206 billion, included Telkom Infratel amounting to Rp563 billion.